STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,488,362	$ 1,445,138	$ 1,399,364	$ 1,473,572	$ 1,412,157	$ 1,386,664	$ 1,399,364	$ 1,386,664
Total other comprehensive income (loss)	5,009			16,317			67,348	(6,350)
Equity at end of period	1,487,291	1,488,362	1,445,138	1,500,257	1,473,572	1,412,157	1,487,291	1,500,257
Interest expense	16,641			17,473			51,339	54,209
Cost of sales	2,123,734			1,898,375			6,251,072	5,748,577
Gain (Loss) Reclassified to Earnings from AOCI, Not designated as a Hedge, Net	0						(970)
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(5,882)	10,126	22,126	26,816	29,650	24,403	22,126	24,403
Other comprehensive income (loss) attributable to Dole plc before reclassifications	551	(23,234)	(11,154)	(11,950)	6,758	12,355
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(16)	5,375	2,652	2,898	(2,143)	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	5,500	1,801	(4,936)	(6,499)	(8,881)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	(1,480)	50	1,438	1,660	1,432	2,264
Total other comprehensive income (loss)	4,555	(16,008)	(12,000)	(13,891)	(2,834)	5,247
Equity at end of period	(1,327)	(5,882)	10,126	12,925	26,816	29,650	(1,327)	12,925
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Gross amounts reclassified from accumulated other comprehensive loss	5,500			(6,499)			2,365	(22,536)
Interest expense	9,251			245			15,052	(96)
Cost of sales	3,751			6,744			11,717	22,440
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(59,815)	(59,815)	(59,815)	(48,229)	(48,229)	(48,229)	(59,815)	(48,229)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	(172)	0	0	0	0	0
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0	0	0	0	0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0		0	0
Total other comprehensive income (loss)	(172)	0	0	0	0	0
Equity at end of period	(59,987)	(59,815)	(59,815)	(48,229)	(48,229)	(48,229)	(59,987)	(48,229)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(47,675)	(98,975)	(128,491)	(107,960)	(103,545)	(86,965)	(128,491)	(86,965)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	460	51,300	29,516	26,264	(4,415)	(16,580)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	0	0	0			0
Gross amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Income tax effect of amounts reclassified from accumulated other comprehensive loss	0	0	0		0	0
Total other comprehensive income (loss)	460	51,300	29,516	26,264	(4,415)	(16,580)
Equity at end of period	(47,215)	(47,675)	(98,975)	(81,696)	(107,960)	(103,545)	(47,215)	(81,696)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(113,372)	(148,664)	(166,180)	(129,373)	(122,124)	(110,791)	(166,180)	(110,791)
Other comprehensive income (loss) attributable to Dole plc before reclassifications	839	28,066	18,362	14,314	2,343	(4,225)
Income tax effect of amounts in other comprehensive income (loss) attributable to Dole plc before reclassifications	(16)	5,375	2,652	2,898	(2,143)	(2,216)
Gross amounts reclassified from accumulated other comprehensive loss	5,500	1,801	(4,936)	(6,499)	(8,881)	(7,156)
Income tax effect of amounts reclassified from accumulated other comprehensive loss	(1,480)	50	1,438	1,660	1,432	2,264
Total other comprehensive income (loss)	4,843	35,292	17,516	12,373	(7,249)	(11,333)
Equity at end of period	$ (108,529)	$ (113,372)	$ (148,664)	$ (117,000)	$ (129,373)	$ (122,124)	$ (108,529)	$ (117,000)